INCOME TAX (Details Narrative) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
HONG KONG
Corporate tax rate	16.50%
Operating Loss Carryforwards	$ 41,238,871	$ 37,042,286
MALAYSIA
Corporate tax rate	24.00%
INDONESIA
Corporate tax rate	22.00%
Operating Loss Carryforwards	$ 444,983	502,931
SINGAPORE
Corporate tax rate	17.00%
Operating Loss Carryforwards	$ 385,862	294,942
UNITED KINGDOM
Corporate tax rate	19.00%
Operating Loss Carryforwards	$ 2,605,545	89,576
UNITED STATES
Operating Loss Carryforwards	$ 566,925	$ 696,906